Borrowings - Summary of Assets Pledged as Collateral to Borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Assets pledged as collateral to borrowings	¥ 3,000	¥ 3,124
Buildings and structures [member]
Disclosure of detailed information about borrowings [line items]
Assets pledged as collateral to borrowings	1,610	1,734
Land [member]
Disclosure of detailed information about borrowings [line items]
Assets pledged as collateral to borrowings	¥ 1,390	¥ 1,390